Equity - Summary of Status of Non-Vested Restricted Stock Units (Details) - Noble Finance Company [Member] - $ / shares	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Awarded (usd per share)	$ 0
Noble Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awarded (in shares)		78,546
PVRSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested Liability-Classified Award, beginning balance (in shares)		0
Awarded (in shares)		1,457,842		2,696,774	1,623,399
Vested (in shares)		0
Forfeited (in shares)		0
Non-vested Liability-Classified Award (in shares)	0	1,457,842	1,457,842
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested Liability-Classified Award, beginning balance (usd per shares)		$ 0
Awarded (usd per share)		20.82		$ 1.14	$ 3.61
Vested (usd per share)		0
Forfeited (usd per share)		0
Non-vested Liability-Classified Award, ending balance (usd per share)	$ 0	$ 20.82	$ 20.82
PVRSUs | Noble Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested Liability-Classified Award, beginning balance (in shares)	3,163,113	0	3,163,113
Awarded (in shares)	0		1,457,842
Vested (in shares)	0
Forfeited (in shares)	(3,163,113)
Non-vested Liability-Classified Award (in shares)	0			3,163,113
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested Liability-Classified Award, beginning balance (usd per shares)	$ 3.22	$ 0	$ 3.22
Awarded (usd per share)	0		$ 20.82
Vested (usd per share)	0
Forfeited (usd per share)	3.22
Non-vested Liability-Classified Award, ending balance (usd per share)	$ 0			$ 3.22
Minimum number of performance vested shares			0
Target level of performance, percent			50.00%
Maximum level of performance, percent			200.00%
TVRSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested Liability-Classified Award, beginning balance (in shares)		0
Awarded (in shares)		1,735,843		5,559,678	4,639,119
Vested (in shares)		0
Forfeited (in shares)		(66,081)
Non-vested Liability-Classified Award (in shares)	0	1,669,762	1,669,762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested Liability-Classified Award, beginning balance (usd per shares)		$ 0
Awarded (usd per share)		16.68
Vested (usd per share)		0
Forfeited (usd per share)		16.44
Non-vested Liability-Classified Award, ending balance (usd per share)	$ 0	$ 16.69	$ 16.69
TVRSUs | Noble Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested Liability-Classified Award, beginning balance (in shares)	2,362,500	0	2,362,500
Awarded (in shares)	0
Vested (in shares)	(61,050)
Forfeited (in shares)	(2,301,450)
Non-vested Liability-Classified Award (in shares)	0			2,362,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested Liability-Classified Award, beginning balance (usd per shares)	$ 3.43	$ 0	$ 3.43
Awarded (usd per share)	0
Vested (usd per share)	5.46
Forfeited (usd per share)	3.37
Non-vested Liability-Classified Award, ending balance (usd per share)	$ 0			$ 3.43